EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY
Issued as of beginning of period	188,446,126,794	188,446,126,794	188,446,126,794
Issuance of paid shares
Issuance of outstanding shares
Issued as of end of period	188,446,126,794	188,446,126,794	188,446,126,794